Expense Example - FidelityGlobalHighIncomeFund-RetailPRO - FidelityGlobalHighIncomeFund-RetailPRO - Fidelity Global High Income Fund - Fidelity Global High Income Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 82
3 years	309
5 years	567
10 years	$ 1,304